Income Tax - Summary of Net Deferred Tax Assets (Details)	Jun. 30, 2021 USD ($)
Deferred tax asset
Organizational costs/Startup expenses	$ 385,893
Net operating loss carryforward	50,244
Total deferred tax asset	436,137
Valuation allowance	(436,137)
Deferred tax asset, net of allowance